NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Nov. 30, 2023
Nature Of Operations And Ability To Continue As Going Concern Abstract
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1. NATURE OF OPERATIONS AND GOING CONCERN

Aether Global Innovations Corp. (the "Company") was incorporated under the Business Corporations Act of British Columbia on October 17, 2011. The head office, principal address and registered and records office of the Company are located at 700 - 1199 West Hastings Street, Vancouver, B.C., V6E 3T5.

On August 1, 2023, the Company changed its name to Aether Global Innovation Corp. from Plymouth Rock Technologies Inc.

The Company's common shares are listed on the CSE under the symbol "AETH", on the Frankfurt Stock Exchange under the Symbol: 4XA, WKN# - A2N8RH and on the OTC Markets Group ("OTCQB") under the symbol: AETHF.

Previously, the Company's principal business activity through its subsidiary, Plymouth Rock USA ("PRT USA"), focused on developing technologies related to remotely detecting assault firearms and suicide bombs concealed on the person or a carry bag. The Company also incorporated a subsidiary in United Kingdom, Plymouth Rock Technologies UK Limited ("PRT UK") to augment the Company's existing research and development of its drone technologies for the US and EMEA markets. Moreover, the Company acquired Tetra Drones Limited ("Tetra") to provide the Company with drones production line in the United Kingdom.  On December 1, 2022, the Company lost control over PRT USA, PRT UK, and Tetra. Hence, the Company has discontinued the above subsidiaries according to the requirements of IFRS 10 (Note 3).

To date, the Company is in a transition stage to refocus the Company's business operations from developing various technologies to a drone management and solutions provider.

Going Concern

These consolidated financial statements are prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business.  At present, the Company's operations do not generate cash flows. The Company has incurred losses since inception and has a comprehensive loss of $634,059 for the year ended November 30, 2023, and had an accumulated deficit of $17,144,688 as at November 30, 2023.  The ability of the Company to continue as a going concern is dependent on achieving profitable operations, commercializing its technologies, and obtaining the necessary financing in order to develop these technologies further.  The outcome of these matters cannot be predicted at this time. The management plans to continue reviewing the prospects of raising additional debt and equity financing to support its operations until such time that its operations become self-sustaining, to fund its research and development activities and to ensure the realization of its assets and discharge of its liabilities. While the Company is expanding its best efforts to achieve the above plans, there is no assurance that any such activity will generate sufficient funds for future operations.  These factors and uncertainty cast significant doubt about the Company's ability to continue as a going concern and therefore it may be unable to realize its assets and discharge its liabilities in the normal course of business.

The Company is not expected to be profitable during the ensuing 12 months from the date of the issuance of the financial statement, and therefore, must rely on securing additional funds from either issuance of debt or equity financing for cash consideration. During the year ended November 30, 2023, the Company received net cash proceeds of $1,965,998 pursuant to financing activities. Management has been successful in raising capital through periodic private placements of the Company's common shares in the past, however there is no certainty that financing will be available in the future, or certainty that management's planned actions to address this situation will be successful.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") with the assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future rather than a process of forced liquidation. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. Such adjustments could be material.